Line of Credit (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2020
Debt Disclosure [Abstract]
Schedule of short and long term borrowings
	Mar 31, 2021	Dec 31, 2020
Line of Credit	$589	$1,692
Total borrowings	589	1692
Less: current portion	589	1692
Long term debt	$-	$-

	June 30, 2020	June 30, 2019
Line of Credit	$3,897	$0
Total borrowings	3,897	0
Less: current portion	3,897	0
Long term debt	$-	$-